Income Tax - Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate (Parentheticals) (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate [Abstract]
Statutory income tax rate	25.00%	25.00%	25.00%